Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Assets
Cash and cash equivalents	$ 24,522,035	$ 15,966,421
Restricted cash	662,346	1,879,472
Loans receivable	3,561,155	8,855,220
Receivables from customers for trading activities	516,858
Receivables from broker-dealers and clearing organizations	2,302,866	3,212,777
Receivables from customers	2,573,095	3,773,982
Receivables from customers – related parties	1,326,537	1,523,259
Securities owned, at fair value	5,218,914	2,741,178
Fixed assets, net	472,231	482,130
Intangible asset, net	63,850	63,695
Right of use assets	126,716	156,656
Long-term investment in a joint venture	256,420	256,420
Deposit for long-term investment		200,000
Available-for-sale investment	1,000,000	1,000,000
Income tax recoverable	89,852	14,386
Other assets	220,492	158,300
Total assets	42,913,367	40,283,896
Liabilities and shareholders’ equity
Payable to customers	3,166,888	3,500,690
Payable to customers – related parties	101,313	43,127
Accrued expenses and other liabilities	528,021	638,617
Lease liabilities	128,403	150,139
Total liabilities	3,924,625	4,332,573
Commitments and contingencies
Shareholders’ Equity
Class A Ordinary share (par value $0.001per share, 150,000,000 shares authorized; 35,008,829 and 35,004,635 shares issued and outstanding at September 30, 2023 and March 31, 2023, respectively)	35,010	35,005
Additional paid-in capital	25,184,309	25,172,567
Retained earnings	13,629,407	10,662,274
Accumulated other comprehensive income	140,016	81,477
Total shareholders’ equity	38,988,742	35,951,323
Total liabilities and shareholders’ equity	$ 42,913,367	$ 40,283,896